Financial Instruments-risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments risk Management [Abstract]
Schedule of Gearing Ratios

The gearing ratios at December 31, 2019 and 2018 were as follows:

Amounts in US$‘000	2019	2018
Net Debt	326,239	319,275
Total Equity	132,885	143,021
Total Capital	459,124	462,296
Gearing Ratio	71%	69%